Significant Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2024
Significant Related Party Transactions and Balances [Abstract]
Significant related party transactions and balances
20.	Significant related party transactions and balances

Other than those disclosed elsewhere in the unaudited interim condensed consolidated financial statements, significant related party transactions during the period on terms agreed between the Group and its related parties were as follows:

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD

SEAP Trading Pte Ltd
Sales to	3,163	29,976	6,709
Interest expense - non-trade	138,604	-	-

TEM Electronics (Jiangmen) Co Ltd
Sales to	2,455	-	-
Purchase from	214,893	756,312	169,273

BAP Trading Co Ltd
Purchase from	167,294	274,705	61,483

New Universe Industries Ltd
Advance for listing expenses	2,583,474	220,854	49,430

Balances with related parties

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Trade receivables
TEM Electronics (Jiangmen) Co Ltd	2,244	-	-
SEAP Trading Pte. Ltd.	39,876	11,495	2,573

Trade payables
BAP Trading Co Ltd	(70,354)	(105,913)	(23,705)

Non-trade payables
BAP Trading Co Ltd	(100,289)	(152,344)	(34,096)
Amount due to related parties, net	(128,523)	(246,762)	(55,228)

Advances from a related party
New Universe Industries Ltd	5,250,465	5,471,319	1,224,557

Loans from a related party
SEAP Trading Pte. Ltd. (1)
Current	1,887,800	1,566,425	350,588
Non-current	1,651,825	895,100	200,336
	3,539,625	2,461,525	550,924

(1)	The loans from SEAP Trading Pte. Ltd. are due for repayment in August 2025 and August 2026.

Key management personnel

Key management personnel are directors of the Group and those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly.

The remuneration of key management personnel of the Group during the financial periods were as follows:

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Salaries and related costs	185,265	94,088	21,058
Defined contribution plan	22,151	11,244	2,517
	207,416	105,332	23,575